September 16, 2011 Via EDGAR
ATTORNEYS AT LAW
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0105

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Hennessy Mutual Funds, Inc.
File Nos. 333-07595 and 811-07695

Ladies and Gentlemen:

On behalf of Hennessy Mutual Funds, Inc., a Maryland corporation (the “Company”), we are transmitting for filing a Registration Statement on Form N-14.  The Registration Statement contains a Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities of the Hennessy Cornerstone Growth Fund, Series II, a series of Hennessy Funds Trust, by the Hennessy Cornerstone Growth Fund, a series of the Company.  The Acquisition does not require shareholder approval, and the Company is not asking for a proxy in connection with the Acquisition.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer
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